Loans and financings - Maturity profile (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and financings
Loans and financing	$ 1,424,867	$ 1,447,299	$ 1,144,385
Borrowings, percentage of total	100.00%
Eurobonds - USD
Loans and financings
Loans and financing	$ 1,042,571	1,041,442
Debt with banks
Loans and financings
Loans and financing	197,292	199,614
Debt with BNDES
Loans and financings
Loans and financing	89,925	93,448
Debentures
Loans and financings
Loans and financing	28,188	41,288
Export credit note
Loans and financings
Loans and financing		62,724
Other
Loans and financings
Loans and financing	66,891	$ 8,783
Less than 1 year / 2019
Loans and financings
Loans and financing	$ 32,513
Borrowings, percentage of total	3.00%
Less than 1 year / 2019 | Eurobonds - USD
Loans and financings
Loans and financing	$ 9,907
Less than 1 year / 2019 | Debt with banks
Loans and financings
Loans and financing	773
Less than 1 year / 2019 | Debt with BNDES
Loans and financings
Loans and financing	6,117
Less than 1 year / 2019 | Debentures
Loans and financings
Loans and financing	7,432
Less than 1 year / 2019 | Other
Loans and financings
Loans and financing	8,284
2020
Loans and financings
Loans and financing	$ 23,943
Borrowings, percentage of total	2.00%
2020 | Debt with BNDES
Loans and financings
Loans and financing	$ 6,763
2020 | Debentures
Loans and financings
Loans and financing	6,909
2020 | Other
Loans and financings
Loans and financing	10,271
2021
Loans and financings
Loans and financing	$ 103,916
Borrowings, percentage of total	7.00%
2021 | Debt with banks
Loans and financings
Loans and financing	$ 78,607
2021 | Debt with BNDES
Loans and financings
Loans and financing	8,112
2021 | Debentures
Loans and financings
Loans and financing	6,924
2021 | Other
Loans and financings
Loans and financing	10,273
2022
Loans and financings
Loans and financing	$ 106,506
Borrowings, percentage of total	7.00%
2022 | Debt with banks
Loans and financings
Loans and financing	$ 78,607
2022 | Debt with BNDES
Loans and financings
Loans and financing	12,156
2022 | Debentures
Loans and financings
Loans and financing	6,923
2022 | Other
Loans and financings
Loans and financing	8,820
2023
Loans and financings
Loans and financing	$ 398,858
Borrowings, percentage of total	28.00%
2023 | Eurobonds - USD
Loans and financings
Loans and financing	$ 339,601
2023 | Debt with banks
Loans and financings
Loans and financing	39,305
2023 | Debt with BNDES
Loans and financings
Loans and financing	12,156
2023 | Other
Loans and financings
Loans and financing	7,796
2024
Loans and financings
Loans and financing	$ 19,649
Borrowings, percentage of total	1.00%
2024 | Debt with BNDES
Loans and financings
Loans and financing	$ 11,912
2024 | Other
Loans and financings
Loans and financing	7,737
2025
Loans and financings
Loans and financing	$ 18,912
Borrowings, percentage of total	1.00%
2025 | Debt with BNDES
Loans and financings
Loans and financing	$ 11,176
2025 | Other
Loans and financings
Loans and financing	7,736
As from 2026
Loans and financings
Loans and financing	$ 720,570
Borrowings, percentage of total	51.00%
As from 2026 | Eurobonds - USD
Loans and financings
Loans and financing	$ 693,063
As from 2026 | Debt with BNDES
Loans and financings
Loans and financing	21,533
As from 2026 | Other
Loans and financings
Loans and financing	$ 5,974